SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Financial Information of Company's Operating Segments

The following table presents financial information from the Company’s operating segments for the years ended September 30, 2013, 2012, and 2011. Dollar amounts are expressed in thousands.

Year ended September 30, 2013	Banking	Mortgage Banking	Other and Eliminations	Consolidated
Net interest income	$43,196	—	(503)	42,693
Provision for loan losses	(9,600)	—	—	(9,600)
Other income	1,990	64,509	(3,764)	62,735
General and administrative expenses	28,658	42,593	(1,144)	70,107
Income tax expense	10,059	8,438	(1,203)	17,294

Net income	$16,069	13,478	(1,920)	27,627

Total assets	$1,122,948	1,673	19,534	1,144,155

Year ended September 30, 2012	Banking	Mortgage Banking	Other and Eliminations	Consolidated
Net interest income	$50,015	—	(536)	49,479
Provision for loan losses	10,500	—	—	10,500
Other income	(419)	55,631	(1,917)	53,295
General and administrative expenses	26,114	37,445	(732)	62,827
Income tax expense	4,998	7,002	(663)	11,337

Net income	$7,984	11,184	(1,058)	18,110

Total assets	$1,218,998	1,623	20,205	1,240,826

Year ended September 30, 2011	Banking	Mortgage Banking	Other and Eliminations	Consolidated
Net interest income	$52,634	—	(468)	52,166
Provision for loan losses	49,326	—	68	49,394
Other income	(8,878)	34,736	(1,384)	24,474
General and administrative expenses	23,263	31,124	(689)	53,698
Income tax expense (benefit)	(11,101)	1,391	(474)	(10,184)

Net income (loss)	$(17,732)	2,221	(757)	(16,268)

Total assets	$1,231,109	1,496	20,979	1,253,584